Warrants - Classified warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2022	Aug. 27, 2020
Class of Warrant or Right [Line Items]
Warrants purchased	705,882
Redemption price	$ 0.01
Fair Value		$ 11,200
Private Placement Warrants - Sponsor
Class of Warrant or Right [Line Items]
Warrants purchased	16,300
Strike Price	$ 11.50
Redemption price	$ 0
Fair Value	$ 28,199
Equity Classified Warrants
Class of Warrant or Right [Line Items]
Warrants purchased	45,667
Public Warrants
Class of Warrant or Right [Line Items]
Warrants purchased	23,000
Strike Price	$ 11.50
Redemption price	$ 18.00
Private Placement Warrants - PIPE
Class of Warrant or Right [Line Items]
Warrants purchased	16,667
Strike Price	$ 11.50
Redemption price	$ 18.00
Private Placement Warrants - GK
Class of Warrant or Right [Line Items]
Warrants purchased	5,000
Strike Price	$ 11.50
Redemption price	$ 0
Private Placement Warrants - CEO
Class of Warrant or Right [Line Items]
Warrants purchased	1,000
Strike Price	$ 11.50
Redemption price	$ 0